Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000099566 [Member]
Shareholder Report [Line Items]
Fund Name	EIC Value Fund
Class Name	Class A
Trading Symbol	EICVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EIC Value Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.eicvalue.com. You can also request this information by contacting us at (855) 430‑6487.
Additional Information Phone Number	(855) 430‑6487
Additional Information Website	www.eicvalue.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
EIC Value Fund (Class A / EICVX)	$63	1.20%*
* Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%	[1]
Net Assets	$ 298,656,112
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,067,820
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$298,656,112
Total number of portfolio holdings	41
Total advisory fee paid, net	$1,067,820
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Financial	27.9%
Consumer, Non-cyclical	25.9%
Communications	11.2%
Energy	9.6%
Consumer, Cyclical	5.7%
Industrial	4.6%
Basic Materials	4.3%
Utilities	2.2%
Short-Term Investment	8.4%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%

Accountant Change Statement [Text Block]
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.

Accountant Change Date	Dec. 02, 2024
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.
There were no disagreements with accountants.

C000099567 [Member]
Shareholder Report [Line Items]
Fund Name	EIC Value Fund
Class Name	Class C
Trading Symbol	EICCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EIC Value Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.eicvalue.com. You can also request this information by contacting us at (855) 430‑6487.
Additional Information Phone Number	(855) 430‑6487
Additional Information Website	www.eicvalue.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
EIC Value Fund (Class C / EICCX)	$102	1.95%*
* Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.95%	[2]
Net Assets	$ 298,656,112
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,067,820
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$298,656,112
Total number of portfolio holdings	41
Total advisory fee paid, net	$1,067,820
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Financial	27.9%
Consumer, Non-cyclical	25.9%
Communications	11.2%
Energy	9.6%
Consumer, Cyclical	5.7%
Industrial	4.6%
Basic Materials	4.3%
Utilities	2.2%
Short-Term Investment	8.4%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%

Accountant Change Statement [Text Block]
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.

Accountant Change Date	Dec. 02, 2024
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.
There were no disagreements with accountants.

C000099569 [Member]
Shareholder Report [Line Items]
Fund Name	EIC Value Fund
Class Name	Institutional Class
Trading Symbol	EICIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EIC Value Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.eicvalue.com. You can also request this information by contacting us at (855) 430‑6487.
Additional Information Phone Number	(855) 430‑6487
Additional Information Website	www.eicvalue.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
EIC Value Fund (Institutional Class / EICIX)	$50	0.95%*
* Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[3]
Net Assets	$ 298,656,112
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,067,820
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$298,656,112
Total number of portfolio holdings	41
Total advisory fee paid, net	$1,067,820
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Financial	27.9%
Consumer, Non-cyclical	25.9%
Communications	11.2%
Energy	9.6%
Consumer, Cyclical	5.7%
Industrial	4.6%
Basic Materials	4.3%
Utilities	2.2%
Short-Term Investment	8.4%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%

Accountant Change Statement [Text Block]
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.

Accountant Change Date	Dec. 02, 2024
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.
There were no disagreements with accountants.

[1]	Annualized
[2]	Annualized
[3]	Annualized